Fair Value Measurements (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount	$ 1,363
Capital lease obligations, carrying value	37	85
Debt excluding short-term borrowings and capital lease obligations, carrying value	$ 20,383	$ 16,949